Finance income and costs	12 Months Ended
Dec. 31, 2021
Net Finance Cost [Abstract]
Finance income and costs
10.	Finance income and costs

Included within Finance income and Finance costs are (in thousands):

	2019	2020 (1)	2021
Unrealized exchange gains	$22,856	$19,729	$9,289
Interest on cash and cash equivalents	11,526	4,970	3,310
Finance income	34,382	24,699	12,599

Unrealized exchange losses	(10,977)	(39,940)	(9,135)
Interest on leases	(3,472)	(6,684)	(9,137)
Convertible note interest (1)	-	(41,851)	(67,638)
Other interest expense	(4,783)	(2,819)	(531)
Finance costs	(19,232)	(91,294)	(86,441)

Net finance income/(costs)	$15,150	$(66,595)	$(73,842)

(1)	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.